Intangible Assets, Net - Summary of intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, Net
Total gross value	¥ 61,965	¥ 45,864
Less: amortization	(28,649)	(22,896)
impairment	(10,821)	(10,572)
Net book value	22,495	12,396
Computer software
Intangible assets, Net
Total gross value	20,243	18,314
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	28,657	15,709
Audio content
Intangible assets, Net
Total gross value	12,907	11,683
Trademark and domain name
Intangible assets, Net
Total gross value	¥ 158	¥ 158